Stock-based compensation - Stock-based compensation expense (Details) - Stock options - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Stock-based compensation expense
Total stock-based compensation	$ 1,331	$ 1,102	$ 3,864	$ 3,521
Total unrecognized compensation expense	10,300		$ 10,300
Estimated weighted average period over which expense is expected to be recognized			2 years 9 months 7 days
Selling, general and administrative
Stock-based compensation expense
Total stock-based compensation	1,007	897	$ 3,042	3,120
Research and development
Stock-based compensation expense
Total stock-based compensation	$ 324	$ 205	$ 822	$ 401